RECOVERABLE VALUE OF LONG-TERM ASSETS - Reversal or recognition of Impairment loss Generation Segment (Details) - Generation - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	R$ 1,175,713	R$ 1,709,487
Constitutions (Reversions)	(226,734)	(533,774)
Write-offs	(181,858)
Balance at end of the year	767,121	1,175,713
Hydroelectrict power units - AXIA Energia
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	0	75,344
Constitutions (Reversions)	0	(75,344)
Write-offs	0
Balance at end of the year	0	0
Hydroelectrict power units - AXIA Energia Norte
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	0	261,886
Constitutions (Reversions)	0	(261,886)
Write-offs	0
Balance at end of the year	0	0
Hydroelectrict power units - AXIA Energia Nordeste
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	0	22,763
Constitutions (Reversions)	0	(22,763)
Write-offs	0
Balance at end of the year	0	0
Hydroelectrict power units - AXIA Energia Sul
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	0	105,915
Constitutions (Reversions)	0	(105,915)
Write-offs	0
Balance at end of the year	0	0
Casa Nova
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	407,163	266,255
Constitutions (Reversions)	141,492	140,908
Write-offs	0
Balance at end of the year	548,655	407,163
Coxilha Negra
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	475,839	591,926
Constitutions (Reversions)	(340,211)	(116,087)
Write-offs	0
Balance at end of the year	135,628	475,839
Ibirapuitã
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	30,994	67,674
Constitutions (Reversions)	(27,705)	(36,680)
Write-offs	0
Balance at end of the year	3,289	30,994
Entorno 2
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	0	55,687
Constitutions (Reversions)	0	(55,687)
Write-offs	0
Balance at end of the year	0	0
Others
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	261,717	262,037
Constitutions (Reversions)	(310)	(320)
Write-offs	(181,858)
Balance at end of the year	R$ 79,549	R$ 261,717